Rotable spare parts, furniture and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 1,070,070	$ 804,610	$ 478,771
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	245,968	248,225	205,892
Pre Delivery Payments [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	484,590	389,380	185,455
Aircraft [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	319,080	135,039	52,167
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	14,242	27,135	31,900
Constructions And Improvements [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	1,315	1,492	746
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	1,193	1,331	1,094
Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	1,849	1,036	642
Motorized Transport Equipment Platform [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	919	139	250
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	56	85	112
Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	309	255	185
Power generating assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	372	185	235
Workshop Tools [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	101	182	9
Service Carts On Board [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	76	126	$ 84
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	1,656,876	1,216,403
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	728,201	579,349
Gross carrying amount [member] | Pre Delivery Payments [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	484,590	389,380
Gross carrying amount [member] | Aircraft [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	408,830	202,355
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	14,242	27,135
Gross carrying amount [member] | Constructions And Improvements [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	9,154	8,802
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	3,621	3,487
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	2,671	1,658
Gross carrying amount [member] | Motorized Transport Equipment Platform [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	1,600	614
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	1,186	1,193
Gross carrying amount [member] | Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	798	698
Gross carrying amount [member] | Power generating assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	781	530
Gross carrying amount [member] | Workshop Tools [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	660	660
Gross carrying amount [member] | Service Carts On Board [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	542	542
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(586,806)	(411,793)
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(482,233)	(331,124)
Accumulated depreciation and amortisation [member] | Aircraft [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(89,750)	(67,316)
Accumulated depreciation and amortisation [member] | Constructions And Improvements [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(7,839)	(7,310)
Accumulated depreciation and amortisation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(2,428)	(2,156)
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(822)	(622)
Accumulated depreciation and amortisation [member] | Motorized Transport Equipment Platform [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(681)	(475)
Accumulated depreciation and amortisation [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(1,130)	(1,108)
Accumulated depreciation and amortisation [member] | Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(489)	(443)
Accumulated depreciation and amortisation [member] | Power generating assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(409)	(345)
Accumulated depreciation and amortisation [member] | Workshop Tools [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(559)	(478)
Accumulated depreciation and amortisation [member] | Service Carts On Board [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ (466)	$ (416)